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IQ Global Equity R&D Leaders ETF
IQ Global Equity R&D Leaders ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Global Equity R&D Leaders Index (the “Underlying Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	IQ Global Equity R&D Leaders ETF IQ Global Equity R&D Leaders ETF USD ($)
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ Global Equity R&D Leaders ETF IQ Global Equity R&D Leaders ETF
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.19%
Expense Waiver/Reimbursement	0.01%	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.18%
[1]	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses) to not more than 0.18% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
IQ Global Equity R&D Leaders ETF | IQ Global Equity R&D Leaders ETF | USD ($)	18	58	101	230

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Shares.

Principal Investment Strategies
The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”), an affiliate of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index seeks to provide exposure to innovative companies by investing in the equities of companies that have high research and development (“R&D”) spending around the world. The Underlying Index includes securities of large- and mid-capitalization companies that trade in the U.S. and foreign markets, including emerging markets As of June 30, 2023, the market capitalization range of the Underlying Index was approximately $4.28 billion to $3.05 trillion. As of June 30, 2023, the primary sectors within the Underlying Index were consumer discretionary, health care and information technology. The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. Under normal market conditions, the Fund will invest in at least three countries and at least 40% of its net assets in non-U.S. countries.
The securities eligible for inclusion in the Underlying Index are those securities included in the FTSE All-World® Index. The Underlying Index consists of the 200 eligible component securities with the highest dollar amount of research and development spending during the previous year. Research and development spending includes expenditures on research and development intended for the development of concepts or ideas for new products or services by which the issuer can increase revenues.
Securities selected for inclusion in the Underlying Index are weighted based on the issuer’s total R&D spending relative to the other securities selected for inclusion in the Underlying Index, subject to a maximum weight at the time of rebalance of the greater of  (i) 5%, or (ii) the weight of a component’s issuer in the FTSE All World® Growth Index plus 2% (“Component Weight Cap”). To the extent a component would exceed the Component Weight Cap at the time of rebalance, the excess percentage is allocated proportionately among the other components of the Underlying Index. The Underlying Index is reconstituted and rebalanced quarterly.
Additionally, at the time of rebalance, the Underlying Index limits the maximum weight of all securities within each sector to the greater of  (i) 30% of the Underlying Index, or (ii) the weight of the sector in the FTSE All World Growth Index plus 5% (“Sector Weight Cap”). To the extent the securities within a sector would exceed the Sector Weight Cap at the time of rebalance, the excess percentage is allocated proportionately among securities within the other sectors of the Underlying Index.
The Fund generally will invest in all of the securities that comprise its Underlying Index in proportion to their weightings in the Underlying Index. The Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities.
The Underlying Index may include as a component one or more ETFs advised by the Advisor (“Affiliated ETFs”) and the Fund will typically invest in any Affiliated ETF included in the Underlying Index. The Fund also may invest in Affiliated ETFs that are not components of the index if such an investment will help the Fund track the Underlying Index.

Principal Risks
Performance Information
As of the date of this Prospectus, the Fund has not yet completed a full calendar year of operations and therefore does not report its performance information. The Fund’s performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com/etf.